Item 1. Report to Shareholders

T. Rowe Price Japan Fund
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Certified Financials

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)


Financial Highlights              For a share outstanding throughout each period
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              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
NET ASSET
VALUE

Beginning of
period         $   5.06   $   6.58   $  11.59   $  13.62   $   6.72   $   7.97

Investment
activities

  Net investment
  income (loss)   (0.01)     (0.04)     (0.04)     (0.06)     (0.02)     (0.03)

  Net realized
  and
  unrealized
  gain (loss)     (0.29)     (1.48)     (3.77)     (1.92)      6.92      (1.22)

  Total from
  investment
  activities      (0.30)     (1.52)     (3.81)     (1.98)      6.90      (1.25)

Distributions
  Net realized
  gain             --         --        (1.20)     (0.05)      --         --

NET ASSET VALUE
End of period  $   4.76   $   5.06   $   6.58   $  11.59   $  13.62      $6.72
               --------   --------   --------   --------   --------      -----

Ratios/Supplemental
Data

Total return^     (5.93)%   (23.10)%   (36.45)%   (14.61)%   102.68%    (15.68)%

Ratio of
total
expenses to
average net
assets         1.51%!         1.35%      1.25%      1.09%      1.14%      1.32%

Ratio of net
investment
income (loss)
to average
net assets     (0.34)%!      (0.60)%    (0.43)%    (0.38)%    (0.27)%    (0.37)%

Portfolio
turnover rate  253.0%!       104.2%      45.8%      59.5%      58.8%      66.9%

Net assets,
end of period
(in thousands) $ 98,494   $101,879   $146,406   $309,686   $513,739   $150,949

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)                              April 30, 2003

Portfolio of Investments                            Shares                Value
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                                                                   In thousands

JAPAN  97.0%

Common Stocks  97.0%

Consumer Discretionary  27.2%

ASKUL                                                4,200      $           122

DAIICHIKOSHO                                        32,600                  945

Denso                                               49,900                  712

GEO Company *(misc. symbol)                            224                  926

Honda Motor                                         41,500                1,377

Konica (misc. symbol)                              202,000                1,851

Nintendo                                            19,800                1,550

Nissan Motor                                       305,100                2,344

Nissen (misc. symbol)                              152,900                1,650

Nitori                                              35,000                1,525

NOK Corporation                                     85,000                1,181

Round One                                              762                1,433

SANYO SHOKAI                                       277,000                1,477

Sony                                                27,100                  660

Takara *(misc. symbol)                             203,200                1,292

Toyota Motor                                       141,500                3,208

USS (misc. symbol)                                  43,800                2,236

Yamada Denki (misc. symbol)                         33,500                  647

Yamaha                                             142,000                1,609

Total Consumer Discretionary                                             26,745

Consumer Staples  5.6%

Ajinomoto                                          138,000                1,402

Dr. Ci Labo                                            299                1,584

Matsumotokiyoshi (misc. symbol)                     28,800                1,282

Seven-Eleven Japan                                  54,000                1,288

Total Consumer Staples                                                    5,556

Energy  1.4%

Nippon Oil                                         342,000                1,364

Total Energy                                                              1,364

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Financial  7.4%

Aiful                                               50,400      $         1,896

Credit Saison (misc. symbol)                        63,500                1,197

Kuraya Sanseido (misc. symbol)                     175,500                1,418

Mitsui Fudosan                                     225,000                1,213

Nissin                                             105,200                  461

Nomura Securities (misc. symbol)                   111,000                1,101

Total Financial                                                           7,286

Health Care  4.5%

Fujisawa Pharmaceutical                             74,000                1,255

Takeda Chemical Industries                          48,700                1,787

Yamanouchi Pharmaceutical                           56,000                1,416

Total Health Care                                                         4,458

Industrials & Business Services  18.3%


Aica Kogyo                                         218,000                1,726

Central Glass                                      321,000                1,631

Cleanup Corporation                                171,000                1,328

Dai Nippon Printing                                147,000                1,412

Daikin Industries                                   64,000                1,066

East Japan Railway                                     186                  844

Fanuc                                               29,400                1,205

Glory                                               27,300                  562

Goodwill Group                                         277                1,007

JGC (misc. symbol)                                 249,000                1,757

Kawasaki Kisen Kaisha                              504,000                1,155

Mitsubishi                                         233,000                1,387

Mitsui High-Tec                                     37,500                  384

Tomen Electronics                                   61,100                1,314

Yamato Transport                                   109,000                1,221

Total Industrials & Business Services                                    17,999

Information Technology  18.7%

Canon                                              108,000                4,371

Citizen Watch (misc. symbol)                       222,000                1,173

FAITH                                                  316                1,367

Hoya                                                22,300                1,320

Keyence                                              7,000                1,127

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Keyence (Bonus shares) *                               860      $           138

Kyocera                                             27,100                1,324

MELCO                                               55,400                1,089

Omron                                               87,000                1,403

Ricoh                                               97,000                1,490

Rohm                                                14,700                1,517

Softbank                                            66,000                  741

Yahoo Japan *(misc. symbol)                            117                1,317

Total Information Technology                                             18,377

Materials  3.1%

JFE Holdings                                        51,600                  623

Shin-Etsu Chemical                                  47,300                1,418

Tokyo Steel Manufacturing                          288,500                  988

Total Materials                                                           3,029

Miscellaneous  0.0%

NSK Nakanishi                                        1,000                   32

Total Miscellaneous                                                          32

Telecommunication Services  8.1%

Index Corporation                                      176                  884

Japan Telecom Holdings                                 418                1,144

Nippon Telegraph & Telephone                           317                1,113

NTT DoCoMo                                           2,359                4,873

Total Telecommunication Services                                          8,014

Utilities  2.7%

Tokyo Electric Power (misc. symbol)                 65,400                1,329

Tokyo Gas                                          411,000                1,339

Total Utilities                                                           2,668

Total Japan (Cost $90,043)                                               95,528

SHORT-TERM INVESTMENTS  5.0%

Money Market Funds  5.0%

T. Rowe Price Reserve
Investment Fund, 1.30% #                         4,968,526                4,969

Total Short-Term Investments (Cost $4,969)                                4,969

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SECURITIES LENDING COLLATERAL 11.8%

Money Market Pooled Account 11.8%

Investment in money market
pooled account managed by
JPMorgan Chase Bank, London                     11,648,771      $        11,649

Total Securities Lending Collateral (Cost $11,649)                       11,649

Total Investments in Securities

113.8% of Net Assets (Cost $106,661)                                   $112,146

Other Assets Less Liabilities                                           (13,652)

NET ASSETS                                                              $98,494
                                                                        -------

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at April 30, 2003 -
     See Note 2

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)                                  April 30, 2003

Statement of Assets and Liabilities
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In thousands

Assets

Investments in securities, at value (cost 106,661)         $  112,146

Receivable for investment securities sold                       5,340

Other assets                                                    3,774

Total assets                                                  121,260

Liabilities

Payable for investment securities purchased                     6,643

Obligation to return securities lending collateral             11,649

Other liabilities                                               4,474

Total liabilities                                              22,766

NET ASSETS                                                 $   98,494
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $     (165)

Undistributed net realized gain (loss)                       (105,809)

Net unrealized gain (loss)                                      5,510

Paid-in-capital applicable to 20,675,923 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized            198,958

NET ASSETS                                                 $   98,494
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     4.76
                                                           ----------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)

Statement of Operations
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In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $86)                   $      503

  Securities lending                                               41

  Interest                                                         24

  Total income                                                    568

Expenses

  Investment management                                           398

  Shareholder servicing                                           230

  Custody and accounting                                           61

  Registration                                                     20

  Prospectus and shareholder reports                               10

  Legal and audit                                                   9

  Directors                                                         3

  Miscellaneous                                                     2

  Total expenses                                                  733

Net investment income (loss)                                     (165)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (23,808)

  Foreign currency transactions                                   123

  Net realized gain (loss)                                    (23,685)

Change in net unrealized gain (loss)

  Securities                                                   18,404

  Other assets and liabilities

  denominated in foreign currencies                                28

  Change in net unrealized gain (loss)                         18,432

Net realized and unrealized gain (loss)                        (5,253)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $(5,418)
                                                              -------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)

Statement of Changes in Net Assets
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In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (165)     $          (796)

  Net realized gain (loss)                         (23,685)             (47,357)

  Change in net unrealized gain (loss)              18,432               16,896

  Increase (decrease) in net assets from
  operations                                        (5,418)             (31,257)

Capital share transactions *

  Shares sold                                      106,602              252,194

  Shares redeemed                                 (104,569)            (265,464)

  Increase (decrease) in net
  assets from capital
  share transactions                                 2,033              (13,270)

Net Assets

Increase (decrease) during period                   (3,385)             (44,527)

Beginning of period                                101,879              146,406

End of period                              $        98,494      $       101,879
                                           ---------------      ---------------

*Share information

  Shares sold                                       22,271               42,471

  Shares redeemed                                  (21,735)             (44,578)

  Increase (decrease) in
  shares outstanding                                   536               (2,107)

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Japan Fund
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Certified Financials (Unaudited)                     April 30, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1991. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $11,622,000; aggregate collateral consisted of $11,649,000 in the money market pooled account and U.S. government securities valued at $455,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $122,713,000 and $118,699,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $82,124,000 of unused capital loss carryforwards, of which $34,916,000 expire in 2009, and $47,208,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $106,661,000. Net unrealized gain aggregated $5,510,000 at period-end, of which $8,899,000 related to appreciated investments and $3,389,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $63,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $192,000 for the six months ended April 30, 2003, of which $47,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $7,000 of Spectrum Funds' expenses, of which $4,000 related to services provided by Price and $5,000 was payable at period-end. At April 30, 2003, approximately 2.7% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $25,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003